ACQUISITION AND DISPOSAL OF SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2019
Beijing Shuhai Data Technology Co., Ltd ("BJ Shuhai")
Business Acquisition [Line Items]
Schedule of net identifiable assets of acquiree

	RMB	US$
Net assets acquired:
Operating permits (Note 9)	100,380	14,419
Cash and cash equivalents	59	8
Other current assets	9,625	1,383
Right-of-use assets	129,937	18,664
Other current liabilities	(16,714)	(2,401)
Lease liabilities	(129,937)	(18,664)
Deferred tax liabilities	(25,095)	(3,605)
Total consideration in cash	68,255	9,804

Shihua DC Investment Holdings 2 Limited ("Shihua Holdings 2")
Business Acquisition [Line Items]
Schedule of net identifiable assets of acquiree

	RMB	US$
Net assets acquired:
Property and land use right	150,880	21,672
Construction-in-progress	465	67
Cash and cash equivalents	67,563	9,705
Other current assets	1,333,329	191,521
Other current liabilities	(1,203,894)	(172,929)
Deferred tax liabilities	(33,096)	(4,754)
Total consideration*	315,247	45,282

*Consideration transferred is the carrying amount of the previously held 49% of equity interest.

Nantong Chenghong Cloud Computing Co., Ltd. ("NT Chenghong")
Business Acquisition [Line Items]
Schedule of net identifiable assets of acquiree

	RMB	US$
Net assets acquired:
Construction-in-progress	158,471	22,763
Equipment	13	2
Cash and cash equivalents	129	18
Other current assets	11,840	1,701
Other current liabilities	(88,830)	(12,760)
Deferred tax liabilities	(1,623)	(233)
Total consideration in cash	80,000	11,491